Organization and Summary of Significant Accounting Policies - Geographical Information (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 511	$ 5,763
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	364	5,093
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	142	570
Long-lived assets		700
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	0	100
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5	$ 0